Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 1, 2013
Entity Registrant Name	dei_EntityRegistrantName	WISCONSIN CAPITAL FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001395397
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2013
Prospectus Date	rr_ProspectusDate	Aug 1, 2013
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | Plumb Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLBBX
Plumb Equity Fund (Prospectus Summary) | Plumb Equity Fund | Plumb Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLBEX

Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund
Plumb Balanced Fund
Investment Objective
The Plumb Balanced Fund (the "Balanced Fund") seeks a high total return through capital appreciation while attempting to preserve principal, and secondarily seeks current income.
Fees and Expenses of the Plumb Balanced Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.
Shareholder Fees (fees paid directly from your investment).
Shareholder Fees	Plumb Balanced Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none
Redemption Fee (exclusive of wire transfer charges of $15.00, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses		Plumb Balanced Fund
Management Fees		0.65%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.57%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.48%
Fee Waivers and Expense Reimbursements	[2]	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.26%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds ('Acquired Fund(s)'). Indirect fees and expenses represent a pro rata portion of the cumulative expenses charged by the Acquired Fund. The Total Annual Fund Operating Expenses for the Balanced Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the 'Financial Highlights' section of this prospectus, which excludes Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 1.47%.
[2]	The Funds' Advisor, Wisconsin Capital Management, LLC (the 'Advisor'), has contractually agreed, at least until July 31, 2014, to waive fees and reimburse expenses of the Balanced Fund so as to cap its annual operating expense ratios (excluding Acquired Fund Fees and Expenses) at 1.25% of its average daily net assets. This expense cap may not be terminated prior to this date except by the Board of Directors. For any year in which the Fund's actual operating expense ratio is lower than the applicable cap, the Advisor may recoup any or all of the fees it has waived and/or the expenses it has reimbursed during the immediately preceding three fiscal years, provided the amount of recoupment in any fiscal year shall be limited so that it does not cause the Fund's total operating expenses to exceed the applicable cap at the time of waiver for that fiscal year.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. With respect to the first year expense amount, this example reflects the effects of the contractual commitment that the Advisor has made to waive fees and reimburse expenses for the Fund at least until July 31, 2014. The assumed return does not represent actual or future performance, and your actual costs may be higher or lower. However, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Plumb Balanced Fund	128	446	787	1,750

Portfolio Turnover.

The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies of the Balanced Fund

The Balanced Fund invests in a diversified portfolio of common stocks and fixed income securities. We select securities that, in our judgment, will result in the highest total return consistent with preservation of principal, and we vary the mix of common stocks and bonds from time to time. More than 50% of the Fund's assets are normally invested in common stocks.

To achieve a better risk-adjusted return on its equity investments, the Fund invests in many types of stocks, including a blend of large company stocks, small company stocks, growth stocks, and value stocks.

We also normally invest at least 25% of the Fund's assets in fixed income senior securities.  The fixed income senior securities in which the Fund may invest include corporate bonds and other debt instruments, mortgage-related securities, asset-backed securities, debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities), municipal bonds, convertible debt securities, and preferred stock.  The dollar-weighted average portfolio maturity of the fixed income securities held by the Fund will normally not exceed 10 years.

Principal Risks of Investing in the Balanced Fund

The stock and bond markets can perform differently from each other at any given time (as well as over the long term), so the Fund will be affected by its asset allocation. If the Balanced Fund favors an asset class during a period when that class underperforms, performance may be hurt. The Fund's principal risks are discussed below. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

        ·      Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries.

        ·      Individual Security Selection Risk. Stocks and bonds selected as portfolio investments may decline in value due to events unique to that individual security. Such events include, but are not limited to, changes in a company's business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment.

        ·      Foreign Securities Risk. Although the Balanced Fund invests principally in the securities of U.S. issuers, it may from time to time invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. The Fund will limit its investments in foreign securities, not including investments in American Depositary Receipts (“ADRs”), to 10% of its total assets.

        ·      Smaller Company Risk. The Fund may invest (typically less than one-third of its total assets) in stocks of smaller companies whose market capitalizations are less than $1 billion. Earnings and revenues of small companies tend to be less predictable, and the share prices of small companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund's ability to sell these securities.

        ·      Interest Rate Risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will reduce bond prices and, accordingly, the Fund's share price.

        ·      Credit Risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a company's preferred stock, common stock and bond prices to fall.

        ·      Call Risk. If an issuer "calls" its bond during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

        ·      Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund's share price may fall dramatically.

Past Performance

The following tables show historical performance of the Balanced Fund and provide some indication of the risks of investing in the Fund.  Table I shows the Fund's total returns before taxes for each of the periods set forth in the Table.  Table II shows the Fund's average annual total returns both before and after taxes and compares those returns to the performance of three different securities market indices, the Standard & Poor's 500 Composite Index (S&P 500 Index), the Barclays Capital Intermediate Government/Credit Bond Index, and MSCI's Europe, Australasia, and Far East (EAFE) Index, as well as the Fund's Benchmark, which is a composite comprised of 55% S&P 500 Index, 35% Barclays Capital Intermediate Government/Credit Bond Index, and 10% MSCI EAFE Index. The S&P 500 Index reflects the market sectors for U.S.-based equities in which the Fund primarily invests.  The Barclays Capital Intermediate Government/Credit Bond Index represents the bond markets in which the Fund primarily invests.  The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests.  The Benchmark represents a broad measure of the stock and bond markets, including market sectors and geography, in which the Fund may invest. The performance data quoted represents past performance and current returns may be lower or higher. Past performance (before and after taxes) does not guarantee future results.  Recent performance information for the Fund is available on the Fund's website at www.plumbfunds.com or by calling 1-866-987-7888.

Balanced Fund Year-by-Year Total Returns (Calendar Year)

Best Quarter:                                                Worst Quarter:

2nd Quarter of 2009                                   4th Quarter of 2008

11.24%                                                          -15.82%

The performance information above is calculated based on a calendar year. The Fund's total return (not annualized) for the six-month period ended June 30, 2013 was 9.31%.

Balanced Fund - Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Plumb Balanced Fund	Return Before Taxes	4.97%	0.53%	(0.64%)	May 24, 2007
Plumb Balanced Fund After Taxes on Distributions	Return After Taxes on Distributions	4.59%	0.14%	(1.03%)	May 24, 2007
Plumb Balanced Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.73%	0.36%	(0.63%)	May 24, 2007
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	1.21%	May 24, 2007
Barclays Capital Intermediate Government/ Credit Bond Index	Barclays Capital Intermediate Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)	(1.50%)	4.06%	4.66%	May 24, 2007
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	13.55%	(6.57%)	(5.82%)	May 24, 2007
Blended Benchmark	Blended Benchmark (reflects no deduction for fees, expenses or taxes)	9.59%	2.14%	2.14%	May 24, 2007

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001395397
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Plumb Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Plumb Balanced Fund (the "Balanced Fund") seeks a high total return through capital appreciation while attempting to preserve principal, and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Plumb Balanced Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment).
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds (“Acquired Fund(s)”). Indirect fees and expenses represent a pro rata portion of the cumulative expenses charged by the Acquired Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds (“Acquired Fund(s)”). Indirect fees and expenses represent a pro rata portion of the cumulative expenses charged by the Acquired Fund. The Total Annual Fund Operating Expenses for the Balanced Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which excludes Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 1.47%.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. With respect to the first year expense amount, this example reflects the effects of the contractual commitment that the Advisor has made to waive fees and reimburse expenses for the Fund at least until July 31, 2014. The assumed return does not represent actual or future performance, and your actual costs may be higher or lower. However, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Balanced Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Balanced Fund invests in a diversified portfolio of common stocks and fixed income securities. We select securities that, in our judgment, will result in the highest total return consistent with preservation of principal, and we vary the mix of common stocks and bonds from time to time. More than 50% of the Fund's assets are normally invested in common stocks.

To achieve a better risk-adjusted return on its equity investments, the Fund invests in many types of stocks, including a blend of large company stocks, small company stocks, growth stocks, and value stocks.

We also normally invest at least 25% of the Fund's assets in fixed income senior securities.  The fixed income senior securities in which the Fund may invest include corporate bonds and other debt instruments, mortgage-related securities, asset-backed securities, debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities), municipal bonds, convertible debt securities, and preferred stock.  The dollar-weighted average portfolio maturity of the fixed income securities held by the Fund will normally not exceed 10 years.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Balanced Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The stock and bond markets can perform differently from each other at any given time (as well as over the long term), so the Fund will be affected by its asset allocation. If the Balanced Fund favors an asset class during a period when that class underperforms, performance may be hurt. The Fund's principal risks are discussed below. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

        ·      Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries.

        ·      Individual Security Selection Risk. Stocks and bonds selected as portfolio investments may decline in value due to events unique to that individual security. Such events include, but are not limited to, changes in a company's business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment.

        ·      Foreign Securities Risk. Although the Balanced Fund invests principally in the securities of U.S. issuers, it may from time to time invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. The Fund will limit its investments in foreign securities, not including investments in American Depositary Receipts (“ADRs”), to 10% of its total assets.

        ·      Smaller Company Risk. The Fund may invest (typically less than one-third of its total assets) in stocks of smaller companies whose market capitalizations are less than $1 billion. Earnings and revenues of small companies tend to be less predictable, and the share prices of small companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund's ability to sell these securities.

        ·      Interest Rate Risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will reduce bond prices and, accordingly, the Fund's share price.

        ·      Credit Risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a company's preferred stock, common stock and bond prices to fall.

        ·      Call Risk. If an issuer "calls" its bond during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

        ·      Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund's share price may fall dramatically.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following tables show historical performance of the Balanced Fund and provide some indication of the risks of investing in the Fund.  Table I shows the Fund's total returns before taxes for each of the periods set forth in the Table.  Table II shows the Fund's average annual total returns both before and after taxes and compares those returns to the performance of three different securities market indices, the Standard & Poor's 500 Composite Index (S&P 500 Index), the Barclays Capital Intermediate Government/Credit Bond Index, and MSCI's Europe, Australasia, and Far East (EAFE) Index, as well as the Fund's Benchmark, which is a composite comprised of 55% S&P 500 Index, 35% Barclays Capital Intermediate Government/Credit Bond Index, and 10% MSCI EAFE Index. The S&P 500 Index reflects the market sectors for U.S.-based equities in which the Fund primarily invests.  The Barclays Capital Intermediate Government/Credit Bond Index represents the bond markets in which the Fund primarily invests.  The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests.  The Benchmark represents a broad measure of the stock and bond markets, including market sectors and geography, in which the Fund may invest. The performance data quoted represents past performance and current returns may be lower or higher. Past performance (before and after taxes) does not guarantee future results.  Recent performance information for the Fund is available on the Fund's website at www.plumbfunds.com or by calling 1-866-987-7888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Balanced Fund and provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests. The Benchmark represents a broad measure of the stock and bond markets, including market sectors and geography, in which the Fund may invest.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-987-7888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.plumbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Balanced Fund Year-by-Year Total Returns (Calendar Year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:                                                Worst Quarter:

2nd Quarter of 2009                                   4th Quarter of 2008

11.24%                                                          -15.82%

The performance information above is calculated based on a calendar year. The Fund's total return (not annualized) for the six-month period ended June 30, 2013 was 9.31%.

Performance Table Heading	rr_PerformanceTableHeading	Balanced Fund - Average Annual Total Returns (for the periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | Barclays Capital Intermediate Government/ Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.50%)
5 Years	rr_AverageAnnualReturnYear05	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.55%
5 Years	rr_AverageAnnualReturnYear05	(6.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | Blended Benchmark
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Benchmark (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.59%
5 Years	rr_AverageAnnualReturnYear05	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | Plumb Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (exclusive of wire transfer charges of $15.00, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.26%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,750
Annual Return 2008	rr_AnnualReturn2008	(26.37%)
Annual Return 2009	rr_AnnualReturn2009	21.32%
Annual Return 2010	rr_AnnualReturn2010	11.49%
Annual Return 2011	rr_AnnualReturn2011	(1.80%)
Annual Return 2012	rr_AnnualReturn2012	4.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s total return (not annualized) for the six-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.82%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.97%
5 Years	rr_AverageAnnualReturnYear05	0.53%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | Plumb Balanced Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.59%
5 Years	rr_AverageAnnualReturnYear05	0.14%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | Plumb Balanced Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Years	rr_AverageAnnualReturnYear05	0.36%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds ('Acquired Fund(s)'). Indirect fees and expenses represent a pro rata portion of the cumulative expenses charged by the Acquired Fund. The Total Annual Fund Operating Expenses for the Balanced Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the 'Financial Highlights' section of this prospectus, which excludes Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 1.47%.
[2]	The Funds' Advisor, Wisconsin Capital Management, LLC (the 'Advisor'), has contractually agreed, at least until July 31, 2014, to waive fees and reimburse expenses of the Balanced Fund so as to cap its annual operating expense ratios (excluding Acquired Fund Fees and Expenses) at 1.25% of its average daily net assets. This expense cap may not be terminated prior to this date except by the Board of Directors. For any year in which the Fund's actual operating expense ratio is lower than the applicable cap, the Advisor may recoup any or all of the fees it has waived and/or the expenses it has reimbursed during the immediately preceding three fiscal years, provided the amount of recoupment in any fiscal year shall be limited so that it does not cause the Fund's total operating expenses to exceed the applicable cap at the time of waiver for that fiscal year.

Plumb Equity Fund (Prospectus Summary) | Plumb Equity Fund
Plumb Equity Fund
Investment Objective
The Plumb Equity Fund (the "Equity Fund") seeks long-term capital appreciation.
Fees and Expenses of the Plumb Equity Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder Fees (fees paid directly from your investment).
Shareholder Fees	Plumb Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none
Redemption Fee (exclusive of wire transfer charges of $15.00, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses		Plumb Equity Fund
Management Fees		0.65%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.56%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.47%
Fee Waivers and Expense Reimbursements	[2]	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.41%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds ('Acquired Fund(s)'). Indirect fees and expenses represent a pro rata portion of the cumulative expenses charged by the Acquired Fund. The Total Annual Fund Operating Expenses for the Equity Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the 'Financial Highlights' section of this prospectus, which excludes Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 1.46%.
[2]	The Advisor has contractually agreed, at least until July 31, 2014, to waive fees and reimburse expenses of the Equity Fund so as to cap its annual operating expense ratios (excluding Acquired Fund Fees and Expenses) at 1.40% of its average daily net assets. This expense cap may not be terminated prior to this date except by the Board of Directors. For any year in which the Fund's actual operating expense ratio is lower than the applicable cap, the Advisor may recoup any or all of the fees it has waived and/or the expenses it has reimbursed during the immediately preceding three fiscal years, provided the amount of recoupment in any fiscal year shall be limited so that it does not cause the Fund's total operating expenses to exceed the applicable cap at the time of waiver for that fiscal year.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. With respect to the first year expense amount, this example reflects the effects of the contractual commitment that the Advisor has made to waive fees and reimburse expenses for the Fund at least until July 31, 2014. The assumed return does not represent actual or future performance, and your actual costs may be higher or lower. However, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Plumb Equity Fund	144	459	797	1,752

Portfolio Turnover.

The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies of the Equity Fund

To pursue its investment objective, the Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in common stocks and other equity securities, such as exchange-traded funds (ETFs), options, preferred stocks and securities convertible into such equity securities. The Fund generally invests in higher quality companies that are trading at significant discounts to portfolio managers' estimates of their intrinsic value. These companies may include large, medium, and smaller-sized companies.

The Fund's portfolio managers employ a blended investment style, which they generally characterize as "growth at a reasonable price". However, the portfolio managers may prefer a certain investment style and look for growth stocks or value stocks when warranted by market conditions and other factors.

The Fund seeks to provide investors with competitive after-tax investment returns by holding quality securities for the long term, which is designed to promote greater tax efficiency. The Fund anticipates that capital growth will be accompanied by dividend income and growth of dividend income over time.

The Fund typically sells securities in companies when their market valuations rise significantly above the portfolio managers' estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.

Principal Risks of Investing in the Equity Fund

The Equity Fund's principal risks are discussed below. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

        ·      Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries.

        ·      Individual Security Selection Risk. Stocks selected as portfolio investments may decline in value due to events unique to that individual security. Such events include, but are not limited to, changes in a company's business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment.

        ·      Foreign Securities Risk. Although the Equity Fund invests principally in the securities of U.S. issuers, it may from time to time invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. The Fund will limit its investments in foreign securities, not including investments in American Depositary Receipts (“ADRs”), to 10% of its total assets.

        ·      Smaller-Company Risk. The Fund may invest (typically less than one-third of its total assets) in stocks of smaller companies whose market capitalizations are less than $1 billion. Earnings and revenues of small companies tend to be less predictable, and the share prices of small companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund's ability to sell these securities.

Past Performance

The following tables show historical performance of the Equity Fund and provide some indication of the risks of investing in the Fund. Table I shows the Fund's total returns before taxes for each of the periods set forth in the Table. Table II shows the Fund's average annual total returns both before and after taxes and compares those returns to the performance of two different securities market indices, the S&P 500 Index and the MSCI EAFE Index, as well as to the Fund's Benchmark, which is a composite comprised of 90% S&P 500 Index and 10% MSCI EAFE Index. The S&P 500 Index reflects the market sectors for U.S.-based equities in which the Fund primarily invests. The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests. The performance data quoted represents past performance and current returns may be lower or higher. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund's website at www.plumbfunds.com or by calling 1-866-987-7888.

Equity Fund Year-by-Year Total Returns (Calendar Year)

Best Quarter:                                                Worst Quarter:

2nd Quarter of 2009                                   4th Quarter of 2008

14.15%                                                          -23.04%

The performance information above is calculated based on a calendar year. The Fund's total return (not annualized) for the six-month period ended June 30, 2013 was 10.83%.

Equity Fund - Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
Plumb Equity Fund	Return Before Taxes	5.28%	(1.03%)	(2.54%)	May 24, 2007
Plumb Equity Fund After Taxes on Distributions	Return After Taxes on Distributions	5.08%	(1.15%)	(2.66%)	May 24, 2007
Plumb Equity Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.70%	(0.88%)	(2.15%)	May 24, 2007
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	1.21%	May 24, 2007
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	13.55%	(6.57%)	(5.82%)	May 24, 2007
Blended Benchmark	Blended Benchmark (reflects no deduction for fees, expenses or taxes)	15.80%	0.85%	0.53%	May 24, 2007

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001395397
Plumb Equity Fund (Prospectus Summary) | Plumb Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Plumb Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Plumb Equity Fund (the "Equity Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Plumb Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment).
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds (“Acquired Fund(s)”). Indirect fees and expenses represent a pro rata portion of the cumulative expenses charged by the Acquired Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds (“Acquired Fund(s)”). Indirect fees and expenses represent a pro rata portion of the cumulative expenses charged by the Acquired Fund. The Total Annual Fund Operating Expenses for the Equity Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which excludes Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 1.46%.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. With respect to the first year expense amount, this example reflects the effects of the contractual commitment that the Advisor has made to waive fees and reimburse expenses for the Fund at least until July 31, 2014. The assumed return does not represent actual or future performance, and your actual costs may be higher or lower. However, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in common stocks and other equity securities, such as exchange-traded funds (ETFs), options, preferred stocks and securities convertible into such equity securities. The Fund generally invests in higher quality companies that are trading at significant discounts to portfolio managers' estimates of their intrinsic value. These companies may include large, medium, and smaller-sized companies.

The Fund's portfolio managers employ a blended investment style, which they generally characterize as "growth at a reasonable price". However, the portfolio managers may prefer a certain investment style and look for growth stocks or value stocks when warranted by market conditions and other factors.

The Fund seeks to provide investors with competitive after-tax investment returns by holding quality securities for the long term, which is designed to promote greater tax efficiency. The Fund anticipates that capital growth will be accompanied by dividend income and growth of dividend income over time.

The Fund typically sells securities in companies when their market valuations rise significantly above the portfolio managers' estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Equity Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Equity Fund's principal risks are discussed below. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

        ·      Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries.

        ·      Individual Security Selection Risk. Stocks selected as portfolio investments may decline in value due to events unique to that individual security. Such events include, but are not limited to, changes in a company's business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment.

        ·      Foreign Securities Risk. Although the Equity Fund invests principally in the securities of U.S. issuers, it may from time to time invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. The Fund will limit its investments in foreign securities, not including investments in American Depositary Receipts (“ADRs”), to 10% of its total assets.

        ·      Smaller-Company Risk. The Fund may invest (typically less than one-third of its total assets) in stocks of smaller companies whose market capitalizations are less than $1 billion. Earnings and revenues of small companies tend to be less predictable, and the share prices of small companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund's ability to sell these securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following tables show historical performance of the Equity Fund and provide some indication of the risks of investing in the Fund. Table I shows the Fund's total returns before taxes for each of the periods set forth in the Table. Table II shows the Fund's average annual total returns both before and after taxes and compares those returns to the performance of two different securities market indices, the S&P 500 Index and the MSCI EAFE Index, as well as to the Fund's Benchmark, which is a composite comprised of 90% S&P 500 Index and 10% MSCI EAFE Index. The S&P 500 Index reflects the market sectors for U.S.-based equities in which the Fund primarily invests. The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests. The performance data quoted represents past performance and current returns may be lower or higher. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund's website at www.plumbfunds.com or by calling 1-866-987-7888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Equity Fund and provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-987-7888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.plumbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Equity Fund Year-by-Year Total Returns (Calendar Year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:                                                Worst Quarter:

2nd Quarter of 2009                                   4th Quarter of 2008

14.15%                                                          -23.04%

The performance information above is calculated based on a calendar year. The Fund's total return (not annualized) for the six-month period ended June 30, 2013 was 10.83%.

Performance Table Heading	rr_PerformanceTableHeading	Equity Fund - Average Annual Total Returns (for the periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Plumb Equity Fund (Prospectus Summary) | Plumb Equity Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Equity Fund (Prospectus Summary) | Plumb Equity Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.55%
5 Years	rr_AverageAnnualReturnYear05	(6.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Equity Fund (Prospectus Summary) | Plumb Equity Fund | Blended Benchmark
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Benchmark (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.80%
5 Years	rr_AverageAnnualReturnYear05	0.85%
Since Inception	rr_AverageAnnualReturnSinceInception	0.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Equity Fund (Prospectus Summary) | Plumb Equity Fund | Plumb Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (exclusive of wire transfer charges of $15.00, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-07-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,752
Annual Return 2008	rr_AnnualReturn2008	(33.10%)
Annual Return 2009	rr_AnnualReturn2009	26.36%
Annual Return 2010	rr_AnnualReturn2010	13.45%
Annual Return 2011	rr_AnnualReturn2011	(5.96%)
Annual Return 2012	rr_AnnualReturn2012	5.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s total return (not annualized) for the six-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.04%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.28%
5 Years	rr_AverageAnnualReturnYear05	(1.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Equity Fund (Prospectus Summary) | Plumb Equity Fund | Plumb Equity Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.08%
5 Years	rr_AverageAnnualReturnYear05	(1.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Equity Fund (Prospectus Summary) | Plumb Equity Fund | Plumb Equity Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.70%
5 Years	rr_AverageAnnualReturnYear05	(0.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds ('Acquired Fund(s)'). Indirect fees and expenses represent a pro rata portion of the cumulative expenses charged by the Acquired Fund. The Total Annual Fund Operating Expenses for the Equity Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the 'Financial Highlights' section of this prospectus, which excludes Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 1.46%.
[2]	The Advisor has contractually agreed, at least until July 31, 2014, to waive fees and reimburse expenses of the Equity Fund so as to cap its annual operating expense ratios (excluding Acquired Fund Fees and Expenses) at 1.40% of its average daily net assets. This expense cap may not be terminated prior to this date except by the Board of Directors. For any year in which the Fund's actual operating expense ratio is lower than the applicable cap, the Advisor may recoup any or all of the fees it has waived and/or the expenses it has reimbursed during the immediately preceding three fiscal years, provided the amount of recoupment in any fiscal year shall be limited so that it does not cause the Fund's total operating expenses to exceed the applicable cap at the time of waiver for that fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	WISCONSIN CAPITAL FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001395397
Document Creation Date	dei_DocumentCreationDate	Jul 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2013
Prospectus Date	rr_ProspectusDate	Aug 1, 2013